Prepayments and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepayments and other current assets [Abstract]
Prepaid advertising fees	$ 2,789	$ 2,646	$ 2,780
Prepaid rental fees	2,285	1,521	893
Rental and other deposits	929	450	2,118
Prepaid to group buying merchants		419	1,886
Prepaid business tax and surcharges			368
Input VAT	1,106
Prepaid professional fees		468
Employee advances	519	305	157
Interest receivable	481	2	2
Prepayment for purchase of assets	404	230	102
Others	470	255	667
Total	$ 8,983	$ 6,296	$ 8,973